Equity Incentive Plans & Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	59,504,320	66,830,878	175,857,763
Award expiration period	10 years
Award vesting period	4 years
Unrecognized compensation cost	$ 29.0
Earnout period	5 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 4.0
Unrecognized compensation cost, period for recognition	3 years 8 months 12 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 3.4
Unrecognized compensation cost, period for recognition	2 years 3 months 18 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options as percentage of fair value	110.00%
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	3,663,277		0
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance			7,223,913
Award expiration period	10 years
Exercise price of stock options as percentage of fair value	110.00%
Award vesting period	4 years
2021 EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	42,766,043